Income Tax Status	12 Months Ended
Dec. 31, 2025
The Lincoln Electric Company Employee Savings Plan
Income Tax Status
Income Tax Status

Note 3 — Income Tax Status

The Plan received a determination letter from the IRS dated March 10, 2017, stating that the Plan is qualified under Section 401(a) of the IRC, and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended and is required to operate in conformity with the IRC to maintain its qualification. The Plan Administrator believes the Plan, as amended, is qualified and the related trust is tax exempt. Accordingly, no provision for income taxes has been made in the accompanying statements. The Plan Administrator believes the Plan is no longer subject to income tax examinations for years prior to 2019.